UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Akanthos Capital Management, LLC
Address: 21700 Oxnard Street, Suite 1730
         Woodland Hills, CA  91367-7584

13F File Number:  028-10430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Kao
Title:     Manager
Phone:     (818) 456-5220

Signature, Place, and Date of Signing:

 /s/  Michael Kao     Woodland Hills, CA     July 15, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $159,932 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-10433                     Akanthos Arbitrage Master Fund L.P.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARCHER DANIELS MIDLAND CO      COM              039483102     6102   202400 SH       DEFINED 01             202400        0        0
BANK OF AMERICA CORPORATION    COM              060505104     5480   500000 SH       DEFINED 01             500000        0        0
CHINA MED TECHNOLOGIES INC     NOTE 4.000% 8/1  169483AC8     3799  5350000 PRN      DEFINED 01            5350000        0        0
CHINA SUNERGY CO LTD           NOTE 4.750% 6/1  16942XAB0     2500  5000000 PRN      DEFINED 01            5000000        0        0
COMPUCREDIT HLDGS CORP         COM              20478T107      214    92300 SH       DEFINED 01              92300        0        0
COMPUCREDIT HLDGS CORP         NOTE 3.625% 5/3  20478NAB6     4679  5000000 PRN      DEFINED 01            5000000        0        0
COMPUCREDIT HLDGS CORP         NOTE 5.875%11/3  20478NAD2     1290  3000000 PRN      DEFINED 01            3000000        0        0
DRYSHIPS INC.                  NOTE 5.000%12/0  262498AB4     5846  6500000 PRN      DEFINED 01            6500000        0        0
EASTMAN KODAK CO               COM              277461109       88    22000 SH       DEFINED 01              22000        0        0
EASTMAN KODAK CO               COM              277461109      140  2000000 SH  CALL DEFINED 01            2000000        0        0
EASTMAN KODAK CO               NOTE 7.000% 4/0  277461BJ7    29171 35000000 PRN      DEFINED 01           35000000        0        0
ENTERTAINMENT PPTYS TR         PFD C CNV 5.75%  29380T402    14562   725000 SH       DEFINED 01             725000        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045V118        0        1 SH       DEFINED 01                  1        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045V126    30267  1900000 SH       DEFINED 01            1900000        0        0
GENERAL MTRS CO                COM              37045V100        0        1 SH       DEFINED 01                  1        0        0
GOLDCORP INC NEW               COM              380956409     6391   132400 SH       DEFINED 01             132400        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    13309   100000 SH       DEFINED 01             100000        0        0
HOLOGIC INC                    COM              436440101     5452   270300 SH       DEFINED 01             270300        0        0
LAS VEGAS SANDS CORP           COM              517834107     2110    50000 SH       DEFINED 01              50000        0        0
MGM RESORTS INTERNATIONAL      COM              552953101     6605   500000 SH       DEFINED 01             500000        0        0
MICROSOFT CORP                 COM              594918104     5327   204900 SH       DEFINED 01             204900        0        0
MOLSON COORS BREWING CO        CL B             60871R209     3521    78700 SH       DEFINED 01              78700        0        0
OMNICOM GROUP INC              COM              681919106     1912    39700 SH       DEFINED 01              39700        0        0
PROMOTORA DE INFORMACIONES S   ADR CL B CONV    74343G303     2563   256300 SH       DEFINED 01             256300        0        0
SANOFI                         RIGHT 12/31/2020 80105N113     2492  1034000 SH       DEFINED 01            1034000        0        0
SOLARFUN POWER HOLDINGS CO L   NOTE 3.500% 1/1  83415UAB4     3055  4000000 PRN      DEFINED 01            4000000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      378   350000 SH  PUT  DEFINED 01             350000        0        0
SYMANTEC CORP                  COM              871503108     2577   130700 SH       DEFINED 01             130700        0        0
TOYOTA MOTOR CORP              SP ADR REP2COM   892331307      102   300000 SH  PUT  DEFINED 01             300000        0        0